Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 55,771	¥ 362,862		¥ 202,694	¥ 310,669
Amounts due from related parties	28,774	187,214		156,260
Prepayments and other current assets	8,831	57,458		64,069
Convertible loans due from a related party	15,774	102,631		104,429
Total current assets	344,784	2,243,266		2,068,385
Non-current assets:
Investments using equity accounting	2,300	15,100
Available-for-sale investments	183,873	1,196,330		939,432
Total non-current assets	208,389	1,355,842		1,100,157
Total assets	553,173	3,599,108		3,168,542
Current liabilities:
Amounts due to related parties	2,173	14,140		18,720
Accrued expenses and other current liabilities	26,628	173,253		111,049
Total current liabilities	164,753	1,071,931		983,079
Total liabilities	168,753	1,097,957		1,006,114
Shareholders' equity:
Additional paid-in capital	244,006	1,587,575		1,555,511
Statutory reserves	12,486	81,237		77,946
Retained earnings	35,235	229,250		195,069
Accumulated other comprehensive income	87,645	570,244		298,346
Total shareholders' equity	384,420	2,501,151		2,162,428	1,804,686	¥ 1,716,658
Total liabilities and shareholders' equity	553,173	3,599,108		3,168,542
Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,641	17,180		16,843
Class B ordinary shares
Shareholders' equity:
Ordinary shares	3,389	22,053		22,053
Parent Company
Current assets:
Cash and cash equivalents	6,334	41,208	$ 5,031	32,731	¥ 14,022	¥ 341,433
Amounts due from related parties	1,336	8,702		50,343
Amounts due from subsidiaries and VIEs	33,048	215,018		228,050
Prepayments and other current assets	141	920		1,565
Convertible loans due from a related party	15,774	102,631		104,429
Total current assets	56,633	368,479		417,118
Non-current assets:
Investments using equity accounting	201,988	1,314,191		1,251,578
Available-for-sale investments	183,873	1,196,330		939,432
Total non-current assets	385,861	2,510,521		2,191,010
Total assets	442,494	2,879,000		2,608,128
Current liabilities:
Amounts due to related parties				4,609
Amounts due to subsidiaries and VIEs	56,861	369,955		435,724
Accrued expenses and other current liabilities	231	1,506		2,027
Total current liabilities	57,092	371,461		442,360
Total liabilities	57,092	371,461		442,360
Shareholders' equity:
Additional paid-in capital	244,006	1,587,575		1,555,511
Statutory reserves	12,486	81,237		77,946
Retained earnings	35,235	229,250		195,069
Accumulated other comprehensive income	87,645	570,244		298,346
Total shareholders' equity	385,402	2,507,539		2,165,768
Total liabilities and shareholders' equity	442,494	2,879,000		2,608,128
Parent Company | Class A ordinary shares
Shareholders' equity:
Ordinary shares	2,641	17,180		16,843
Parent Company | Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 3,389	¥ 22,053		¥ 22,053